Subsequent Events - Additional Information (Detail) - USD ($)										1 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 27, 2023	Oct. 02, 2023	Sep. 01, 2023	Aug. 03, 2023	Mar. 15, 2023	Mar. 02, 2023	Dec. 14, 2022	Oct. 06, 2022	Jun. 14, 2022	Dec. 31, 2023	Sep. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 30, 2023	Jun. 01, 2023	May 08, 2023
Payment to acquire restricted investments														$ 640,000	$ 0	$ 225,000,000	$ 0
LGM ENTERPRISES, LLC [Member]
Line of credit maturity date													Mar. 09, 2024
Line Of Credit Master Note [Member] | LGM ENTERPRISES, LLC [Member]
Line of credit maximum borrowing capacity													$ 60,000,000
Line Of Credit Master Note [Member] | LGM ENTERPRISES, LLC [Member] | Prime Rate [Member]
Line of credit facility floor interest rate percentage													1.25%
Debt instrument variable interest rate spread													1.88%
Line Of Credit Master Note [Member] | LGM ENTERPRISES, LLC [Member] | SOFR [Member]
Line of credit facility floor interest rate percentage													1.25%
Debt instrument variable interest rate spread													1.25%	1.25%
Proceeds from long term line of credit											$ 8,713,000	$ 3,300,000	$ 44,527,000
Promisory Note [Member] | Sponsor [Member]
Debt instrument, face amount			$ 170,000	$ 270,000		$ 250,000	$ 330,000	$ 420,000	$ 400,000		$ 300,000			$ 300,000			$ 300,000		$ 240,000	$ 250,000
Debt Instrument, maturity date			Nov. 28, 2023				May 27, 2023	May 27, 2023	May 27, 2023
Payment to acquire restricted investments				$ 160,000
Subsequent Event [Member] | LGMV [Member] | LGM ENTERPRISES, LLC [Member]
Percentage of equity interests transferred during the period										100.00%
Subsequent Event [Member] | LGMV [Member] | Fly Exclusive [Member] | LGM ENTERPRISES, LLC [Member]
Operating lease rental expense per month										$ 200
Subsequent Event [Member] | Senior Secured Debt [Member] | LGM ENTERPRISES, LLC [Member]
Debt instrument, face amount										$ 15,714
Debt instrument, interest rate, stated percentage										14.00%
Debt instrument frequency of periodic payment										monthly in arrears
Debt instrument term										1 year
Subsequent Event [Member] | Long Term Loan Agreement [Member] | LGM ENTERPRISES, LLC [Member]
Debt instrument, face amount																		$ 7,617
Debt instrument, interest rate, stated percentage																		9.45%
Subsequent Event [Member] | Line Of Credit Master Note [Member] | LGM ENTERPRISES, LLC [Member]
Line of credit maximum borrowing capacity					$ 60,000,000
Line of credit maturity date					Mar. 09, 2024
Proceeds from long term line of credit					$ 44,527,000
Subsequent Event [Member] | Line Of Credit Master Note [Member] | LGM ENTERPRISES, LLC [Member] | Prime Rate [Member]
Line of credit facility floor interest rate percentage					1.25%
Debt instrument variable interest rate spread					(1.88%)
Subsequent Event [Member] | Line Of Credit Master Note [Member] | LGM ENTERPRISES, LLC [Member] | SOFR [Member]
Line of credit facility floor interest rate percentage					1.25%
Debt instrument variable interest rate spread					1.25%
Subsequent Event [Member] | Promisory Note [Member] | Sponsor [Member]
Debt instrument, face amount						$ 250,000
Debt Instrument, maturity date						May 27, 2023
Subsequent Event [Member] | October 2023 Promissory Note [Member] | Sponsor [Member]
Debt instrument, face amount		$ 75,000
Debt instrument, interest rate, stated percentage		0.00%
Debt instrument, payment terms		payable in full on the earlier of (i) November 28, 2023 and (ii) the date on which the Company consummates an initial business combination.
Subsequent Event [Member] | October Extension Promissory Note [Member] | Sponsor [Member]
Debt instrument, face amount		$ 160,000
Debt instrument, interest rate, stated percentage		0.00%
Debt instrument, payment terms		payable in full on the earlier of (i) November 28, 2023 and (ii) the date on which the Company consummates an initial business combination.
Payment to acquire restricted investments		$ 160,000
Subsequent Event [Member] | November 2023 Promissory Note [Member] | Sponsor [Member]
Debt instrument, face amount	$ 80,000
Debt instrument, interest rate, stated percentage	0.00%
Debt instrument, payment terms	payable in full on the earlier of (i) December 28, 2023 and (ii) the date on which the Company consummates an initial business combination.
Subsequent Event [Member] | November Extension Promissory Note [Member] | Sponsor [Member]
Debt instrument, face amount	$ 160,000
Debt instrument, interest rate, stated percentage	0.00%
Debt instrument, payment terms	payable in full on the earlier of (i) December 28, 2023 and (ii) the date on which the Company consummates an initial business combination.
Payment to acquire restricted investments	$ 160,000,000